Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net profit	$ 280,603	$ 442,063	$ 428,417
Items of other comprehensive income (loss) that will not be reclassified to profit for the year, before taxes
Losses from measurements of defined benefit plans	(3,310)	(1,337)	(1,392)
Gains (losses) from financial assets measured irrevocably at fair value through other comprehensive income	1,152	(5,546)	0
Total other comprehensive income (loss) that will not be reclassified to profit for the year, before taxes	(2,158)	(6,883)	(1,392)
Items of other comprehensive income that will be reclassified to profit for the year, before taxes
Foreign currency exchange gains (losses)	788	(1,220)	(5,446)
Loss from financial assets measured at fair value through other comprehensive income	0	0	(26)
Gains from cash flow hedges	1,907	5,723	2,184
Total other comprehensive income (loss) that will be reclassified to profit for the year	2,695	4,503	(3,288)
Other items of other comprehensive income (loss) before taxes	537	(2,380)	(4,680)
Income tax related to items of other comprehensive income (loss) that will not be reclassified to profit for the year
Income tax (benefit) expense related to financial assets measured irrevocably at fair value through other comprehensive income	(311)	1,498	0
Income tax expense related to measurements of defined benefit plans	702	396	282
Total income tax related to items of other comprehensive income (loss) that will not be reclassified to profit for the year	391	1,894	282
Income tax relating to components of other comprehensive income (loss) that will be reclassified to profit for the year
Income tax benefit related to cash flow hedges	(2,683)	0	0
Income tax benefit related to financial assets measured at fair value through other comprehensive income	0	0	(550)
Total income tax benefit relating to components of other comprehensive income (loss) that will be reclassified to profit (loss) for the year	(2,683)	0	(550)
Total other comprehensive loss	(1,755)	(486)	(4,948)
Total comprehensive income	278,848	441,577	423,469
Comprehensive income attributable to
Comprehensive income attributable to owners of the parent	276,137	439,180	422,736
Comprehensive income attributable to non-controlling interest	2,711	2,397	733
Total comprehensive income	$ 278,848	$ 441,577	$ 423,469